Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 57,626	$ 131,650
Marketable securities	54,415	45,276
Prepaid expenses and other current assets	3,561	3,767
Total current assets	115,602	180,693
Restricted cash	1,780	1,780
Operating lease, right-of-use asset	23,168	0
Property and equipment, net	6,095	7,461
Total assets	146,645	189,934
Current liabilities:
Accounts payable	2,454	3,040
Accrued expenses and other current liabilities	8,271	7,823
Operating lease liability, current portion	3,824	0
Total current liabilities	14,549	10,863
Operating lease liability, net of current portion	26,138	0
Deferred rent	0	6,399
Total liabilities	40,687	17,262
Commitments and contingencies (Note 9)
Stockholders' Equity:
Preferred stock, $0.001 par value; 10,000,000 shares authorized; no shares issued or outstanding	0	0
Common stock, $0.001 par value; 150,000,000 shares authorized; 60,639,909 and 58,799,157 shares issued and outstanding as of December 31, 2022 and 2021, respectively	61	59
Additional paid-in capital	508,107	498,210
Accumulated other comprehensive loss	(181)	(30)
Accumulated deficit	(402,029)	(325,567)
Total stockholders' equity	105,958	172,672
Total liabilities and stockholders' equity	$ 146,645	$ 189,934